Schedule H , Line 4i	12 Months Ended
Dec. 31, 2025
EBP 90-1026709 002 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
	BlackRock Investments, LLC	High Yield Portfolio	**	$65,125
	BlackRock Investments, LLC	Lifepath Index Retirement K Fun	**	763,801
	BlackRock Investments, LLC	Lifepath Index 2030 K Fund	**	1,894,027
	BlackRock Investments, LLC	Lifepath Index 2035 K Fund	**	877,189
	BlackRock Investments, LLC	Lifepath Index 2040 K Fund	**	1,033,953
	BlackRock Investments, LLC	Lifepath Index 2045 K Fund	**	1,408,316
	BlackRock Investments, LLC	Lifepath Index 2050 K Fund	**	1,045,138
	BlackRock Investments, LLC	Lifepath Index 2055 K Fund	**	524,599
	BlackRock Investments, LLC	Lifepath Index 2060 K Fund	**	256,536
	BlackRock Investments, LLC	Lifepath Index 2065 K Fund	**	194,643
	BlackRock Investments, LLC	Lifepath Index 2070 K Fund	**	232,122
	flexPath Strategies	Lg Cap Gr Fnd II R1 Fund	**	1,921,503
	flexPath Strategies	Lg Cap Value R1 Fund	**	757,759
	DWS	RREEF RE Securities S Fund	**	62,748
	flexPath Strategies	Mid Cap Growth III Class R1 Fund	**	203,643
	flexPath Strategies	Small Cap Growth R1 Fund	**	246,790
	American Funds	NEWPRSP R6 Fund	**	282,583
	DFA	Emerging Markets Core Equity Portfolio	**	15,969
	flexPath Strategies	International Equity R1 Fund	**	821,721
	Fidelity	500 Index Fund	**	2,251,120
	Fidelity	Advisor Technology Fund	**	871,852
	Fidelity	Mid Cap Index Fund	**	517,246
	Fidelity	Small Cap Index Fund	**	311,048
	flexPath Strategies	Stable Value R1 Fund	**	318,620
	Franklin	Small Cap Value Fund	**	221,394
	John Hancock	Disciplined value Mid Cap Fund	**	207,755
	JP Morgan	Core Bond R5 Fund	**	175,056
	PIMCO	Income Institutional Fund	**	358,690
*	Waterstone Financial, Inc.	Waterstone Financial, Inc. common stock	**	605,614
**	Participant Loans	Interest rate; 5.25% - 10.50% Maturities through 2030	-0-	$113,705

*	Represents a party in interest
**	Cost omitted for participant directed investments